PGIM Jennison Focused Value Fund
Schedule of Investments as of December 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 99.8%
Common Stocks
Aerospace & Defense 3.0%
Airbus SE (France)*	54,001	$6,916,949
Airlines 1.7%
Delta Air Lines, Inc.*	99,203	3,876,853
Automobiles 3.4%
General Motors Co.*	133,157	7,806,995
Banks 14.8%
Bank of America Corp.(a)	212,594	9,458,307
JPMorgan Chase & Co.	65,421	10,359,415
PNC Financial Services Group, Inc. (The)	37,683	7,556,195
Truist Financial Corp.	117,918	6,904,099
		34,278,016
Building Products 3.7%
Johnson Controls International PLC	104,364	8,485,837
Capital Markets 4.8%
Goldman Sachs Group, Inc. (The)	29,170	11,158,984
Chemicals 4.2%
Linde PLC (United Kingdom)	28,209	9,772,444
Containers & Packaging 2.5%
Crown Holdings, Inc.	52,349	5,790,846
Entertainment 1.4%
Walt Disney Co. (The)*	20,623	3,194,296
Food & Staples Retailing 3.3%
Walmart, Inc.	52,643	7,616,916
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	43,454	6,115,716
Health Care Providers & Services 1.8%
Laboratory Corp. of America Holdings*	13,411	4,213,870

PGIM Jennison Focused Value Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 1.4%
Royal Caribbean Cruises Ltd.*	40,515	$3,115,603
Household Durables 1.7%
D.R. Horton, Inc.	35,899	3,893,247
Insurance 6.1%
Chubb Ltd.	39,394	7,615,254
MetLife, Inc.	104,129	6,507,021
		14,122,275
Interactive Media & Services 4.8%
Alphabet, Inc. (Class A Stock)*	3,853	11,162,295
Multi-Utilities 3.2%
Dominion Energy, Inc.	93,093	7,313,386
Oil, Gas & Consumable Fuels 6.4%
ConocoPhillips	204,781	14,781,093
Pharmaceuticals 7.0%
AstraZeneca PLC (United Kingdom), ADR	114,904	6,693,158
Eli Lilly & Co.	34,672	9,577,100
		16,270,258
Road & Rail 4.0%
Union Pacific Corp.	36,758	9,260,443
Semiconductors & Semiconductor Equipment 9.1%
Broadcom, Inc.	8,869	5,901,521
Lam Research Corp.(a)	6,966	5,009,599
NXP Semiconductors NV (China)	20,054	4,567,900
QUALCOMM, Inc.	30,123	5,508,593
		20,987,613
Software 4.2%
Microsoft Corp.	29,039	9,766,397

PGIM Jennison Focused Value Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail 4.6%
Lowe’s Cos., Inc.	23,009	$5,947,366
Ross Stores, Inc.	41,382	4,729,135
		10,676,501

Total Long-Term Investments (cost $155,969,360)		230,576,833

Short-Term Investments 0.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	676,228	676,228
PGIM Institutional Money Market Fund (cost $1,237,930; includes $1,237,800 of cash collateral for securities on loan)(b)(wa)	1,238,797	1,237,930

Total Short-Term Investments (cost $1,914,158)		1,914,158

TOTAL INVESTMENTS 100.6% (cost $157,883,518)		232,490,991
Liabilities in excess of other assets (0.6)%		(1,295,755)

Net Assets 100.0%		$231,195,236

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,212,989; cash collateral of $1,237,800 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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